Other Long-Term Liabilities (Details) - Schedule of other long-term liabilities - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Deferred rent	$ 0	$ 2,725	$ 2,693
Lease incentive obligation	0	3,936	4,542
Other	0	190	2,725
Other Long-Term Liabilities	$ 0	$ 6,851	$ 9,960